SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	34-1531521
Plan number	004
Investments	$ 743,353,438
Notes Receivable from Participants	14,349,350
EBP, Asset Held for Investment	757,702,788
Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	691,050,189
Investment, Identifier [Axis]: Fidelity Brokerage Link | Self-Directed
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	19,246,501
Investment, Identifier [Axis]: Fidelity Freedom Index 2010 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	2,512,036
Investment, Identifier [Axis]: Fidelity Freedom Index 2015 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	2,302,453
Investment, Identifier [Axis]: Fidelity Freedom Index 2020 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	16,254,830
Investment, Identifier [Axis]: Fidelity Freedom Index 2025 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	18,617,461
Investment, Identifier [Axis]: Fidelity Freedom Index 2030 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	65,812,151
Investment, Identifier [Axis]: Fidelity Freedom Index 2035 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	41,770,232
Investment, Identifier [Axis]: Fidelity Freedom Index 2040 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	58,529,817
Investment, Identifier [Axis]: Fidelity Freedom Index 2045 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	25,551,074
Investment, Identifier [Axis]: Fidelity Freedom Index 2050 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	49,012,543
Investment, Identifier [Axis]: Fidelity Freedom Index 2055 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	25,980,798
Investment, Identifier [Axis]: Fidelity Freedom Index 2060 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	14,190,017
Investment, Identifier [Axis]: Fidelity Freedom Index 2065 Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	8,237,592
Investment, Identifier [Axis]: Fidelity Freedom Index Retirement Commingled Pool Class T | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	3,874,294
Investment, Identifier [Axis]: Fidelity Institutional Money Market Government Portfolio | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	1,282,005
Investment, Identifier [Axis]: Invesco Stable Value Trust - Class B1 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	37,706,809
Investment, Identifier [Axis]: Prudential Core Plus Bond Fund Class 5 | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	18,549,353
Investment, Identifier [Axis]: State Street Global All Cap Equity Ex-U.S. Index Securities Lending Series Fund Class X | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	10,119,228
Investment, Identifier [Axis]: State Street Real Asset Non-Lending Series Fund Class K | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	610,311
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap® Index Securities Lending Series Fund Class II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	10,539,713
Investment, Identifier [Axis]: State Street S&P 500® Index Securities Lending Series Fund Class X | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	74,729,030
Investment, Identifier [Axis]: State Street U.S. Bond Index Securities Lending Series Fund Class X | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	5,480,730
Investment, Identifier [Axis]: T. Rowe Price Structured Research Common Trust Fund Class F | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	147,725,444
Investment, Identifier [Axis]: Terex Corporation | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	31,774,743
Investment, Identifier [Axis]: WTC-CIF II International Opportunities (Series 5) Portfolio | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	25,263,483
Investment, Identifier [Axis]: William Blair Small-Mid Cap Core Collective Investment Fund Class MD | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Investments	$ 27,680,790